Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Cash flows from operating activities
Net (loss) income	$ 6,402,883	$ 824,295	$ 7,782,850	$ (12,278,299)
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation – property and equipment	706,691	90,978	1,167,514	1,403,267
Provision for expected credit losses	1,197,330	154,142	2,908,913	1,272,195
Reversal of unused annual leave	(23,325)	(3,003)	(67,843)	(223,204)
Provision (reversal) for long service payment	(1,029,501)	(132,536)	(2,624,862)	169,728
Deferred tax (credit) expenses	1,220,451	157,120	1,500,878	(2,666,331)
Changes in operating assets and liabilities
Accounts receivable	9,493,529	1,222,181	(2,018,707)	(5,746,701)
Rental and utility deposits, prepayments and other current assets	(3,960,807)	(509,907)	(820,527)	1,619,839
Accounts payable	(4,249,224)	(547,038)	(77,052)	3,825,586
Contract liabilities	823,777	106,052	796,743	2,201,819
Accruals and other payables	(4,369,471)	(562,518)	(1,867,226)	(685,714)
Tax (payable) recoverable	768,471	98,931	(1,203,516)	(2,749,864)
Net cash (used in) generated from operating activities	6,980,804	898,697	5,477,165	(13,857,679)
Cash flows from investing activities
Purchase of property and equipment	(134,709)	(17,342)	(191,005)	(272,138)
Net cash used in investing activities	(134,709)	(17,342)	(191,005)	(272,138)
Cash flows from financing activities
Proceed of bank loan			9,000,000
Repayment of bank loan	(128,738)	(16,574)	(20,800,000)
Repayment from related parties			5,619,125	5,000,000
Advance from related parties			16,460,422
Advance to related parties				(10,336,869)
Repayment to related parties	(4,901,426)	(631,001)
Deferred initial public offering (“IPO”) cost	(2,696,953)	(347,201)	(1,598,424)
Net cash (used in) provided by financing activities	(7,727,117)	(994,776)	8,681,123	(5,336,869)
Net change in cash and cash equivalent	(881,022)	(113,421)	13,967,283	(19,466,686)
Effect of changes in foreign exchange rate	(24,181)	(3,111)	(63,277)	(84,840)
Cash and cash equivalent at the beginning of the year	14,752,135	1,899,162	848,129	20,399,655
Cash and cash equivalent at the end of the year	13,846,932	1,782,630	14,752,135	848,129
Supplementary cash flow information
Interest received	31,523	4,058	33,332	5,671
Interest paid	(316,717)	(40,774)	(254,406)	(821,546)
Income tax paid	(140,682)	(18,111)	(1,203,516)	(2,749,864)
Supplementary schedule of non-cash investing activities
Initial recognition of operating lease liabilities related to right-of-use-assets	$ 5,308,803	$ 683,446	$ 1,564,098	$ 30,696,126